Accounting pronouncements	9 Months Ended
Sep. 30, 2011
Accounting pronouncements
Accounting pronouncements

4                 Accounting pronouncements

a) Newly issued accounting pronouncements

Accounting Standards Update (ASU) number 2011-08 Intangibles—Goodwill and Other (Topic 350). The objective of this Update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. We are currently studying the future impact of this statement. We do not expect any significant change in the disclosure of any financial statements.

Accounting Standards Update (ASU) number 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in USGAAP and IFRSs. The amendments in this Update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with US GAAP and IFRSs. We are currently studying the future impact of this statement.

Accounting Standards Update (ASU) number 2011-03: Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. We do not expect any significant change in the disclosure of our financial statements.

The Company understands that the other recently issued accounting pronouncements that are not effective as of and for the period ending September 30, 2011, are not expected to be relevant for its consolidated financial statements.

b) Accounting standards adopted in 2011

Accounting Standards Update (ASU) number 2011-05 Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The objective of this Update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income, so an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. The Company adopted this standard with no impact on our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2011-02: Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update would provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The Company adopted this standard with no impact on our financial position, results of operations or liquidity.

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.